Fair Value Measurements:	12 Months Ended
Dec. 31, 2012
Fair Value Measurements:

Note 6.      Fair Value Measurements:

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value December 31, 2012	Level 1	Level 2	Level 3
Marketable securities	$ 723,449	$ 723,449	-	-

	Fair value December 31, 2011	Level 1	Level 2	Level 3
Marketable securities	$ 892,271	$ 892,271	-	-